Preliminary Fair Value and Final Fair Value Assigned to Assets and Liabilities of GSN Recorded in Pictures Segment (Detail) (Game Show Network, Llc, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	47,323	47,323
Goodwill	45,905
Other noncurrent assets	38
Total Assets	105,187
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,730
Total liabilities	6,890
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728
Total	38,790
Preliminary Allocation
Business Acquisition [Line Items]
Cash and cash equivalents	4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	46,749
Goodwill	46,432
Other noncurrent assets	38
Total Assets	105,140
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,683
Total liabilities	6,843
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728
Total	38,790
Measurement period Adjustments
Business Acquisition [Line Items]
Intangibles	574
Goodwill	(527)
Total Assets	47
Other noncurrent liabilities	47
Total liabilities	¥ 47